Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 8):

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018
Directors and officers of the Company	38	1
Related company	131
Total	169	1

The following amount due from related party and advancement represent other receivable included in current assets as well as investment in a private company.

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018
Due from private co	95	-
Advancement	24	-

Schedule of Key Management Compensation

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018	December 31, 2017
Geological consulting fees – expensed	136	104	35
Geological consulting fees – capitalized	-	18	178
Management fees – expensed	747	747	749
Salaries - expensed	185	181	128
Share-based payments	-	192	358
Total	1,068	1,242	1,448